ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Summary of accounts receivables and related allowance for doubtful accounts

	As of December 31,
	2023	2024
Accounts receivable	—	1,652,243
Less: allowance for accounts receivable	—	(6,725)
Accounts receivable, net	—	1,645,518

Schedule of movements in the allowance for accounts receivables

	As of December 31,
	2023	2024
Balance as of January 1	—	—
Addition	—	6,725
Balance as of December 31	—	6,725